INVESTMENT IN ASSOCIATE (Detail Narrative) - Waterproof [Member]	1 Months Ended
Apr. 15, 2015 CAD ($) shares
Disclosure of associates [line items]
Percentage of ownership interest	49.00%
Amount of cash consideration	$ 475,000
Number of share issued as consideration	100,000
Value for share issued as consideration	$ 125,001
Number of common shares issued to finder as fees | shares	40,000
Value for number of common shares issued to finder as fees	$ 50,000